Marketable Securities and Other Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Investments [Line Items]
Available-for-sale	¥ 356,511	¥ 115,995
Other investments	15,058	12,394
Marketable securities and other investments (Non-current)	¥ 371,569	¥ 128,389